Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Ivy Variable Insurance Portfolios
Prospectus Date	rr_ProspectusDate	Apr. 28, 2017
Ivy VIP Micro Cap Growth
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Ivy VIP Micro Cap Growth
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to provide growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses imposed under the variable life insurance policies and variable annuity contracts (collectively, Policies) through which this Portfolio is offered. See the Policy prospectus for a description of those fees and expenses.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 45% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	45.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. This example does not reflect any fees and expenses imposed under the Policies.

		The example assumes that you invest $10,000 in the shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs are the same for each time period if you continue to hold your shares or if you redeem all your shares at the end of those periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Ivy VIP Micro Cap Growth seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets in equity securities of micro-capitalization companies. Micro-capitalization companies typically are companies with float-adjusted market capitalizations below $1 billion at the time of acquisition. A float-adjusted market capitalization includes only those shares of a company that are available to the public for trading. The Portfolio primarily invests in common stock, which may include common stocks that are offered in initial public offerings (IPOs).

In selecting equity securities for the Portfolio, Ivy Investment Management Company (IICO), the Portfolio’s investment manager, utilizes a bottom-up (researching individual issuers) stock selection process. IICO seeks to invest for the Portfolio in securities of early stage growth companies operating in industries and/or sectors that are expected to benefit from areas of the economy that demonstrate the ability to grow meaningfully faster than overall gross domestic product for a sustained period of time. The Portfolio typically holds a limited number of stocks (generally 50 to 70).

		Generally, in determining whether to sell a security, IICO uses the same type of analysis that it uses in buying securities. For example, IICO may sell a security if it believes that the issuer’s growth and/or profitability characteristics are deteriorating or the issuer no longer maintains a competitive advantage, when it believes there are more attractive investment opportunities, when there is a lack of management execution, when it believes a company’s valuation has become unattractive relative to industry leaders and industry-specific metrics, to reduce the Portfolio’s holding in that security or its exposure to a particular sector, or to raise cash.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, the value of the Portfolio's shares will change, and you could lose money on your investment. The Portfolio is not intended as a complete investment program.

A variety of factors can affect the investment performance of the Portfolio and prevent it from achieving its objective. These include:
  Company Risk. A company may be more volatile or perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.
  Growth Stock Risk. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may be more volatile or not perform as well as value stocks or the stock market in general.
  Holdings Risk. The Portfolio typically holds a limited number of stocks (generally 50 to 70). As a result, the appreciation or depreciation of any one security held by the Portfolio may have a greater impact on the Portfolio's net asset value (NAV) than it would if the Portfolio invested in a larger number of securities.
  Initial Public Offering Risk. Any positive effect of investments in IPOs may not be sustainable because of a number of factors. Namely, the Portfolio may not be able to buy shares in some IPOs, or may be able to buy only a small number of shares. Also, the performance of IPOs generally is volatile, and is dependent on market psychology and economic conditions. To the extent that IPOs have a significant positive impact on the Portfolio's performance, this may not be able to be replicated in the future. The relative performance impact of IPOs also is likely to decline as the Portfolio grows.
  Liquidity Risk. Generally, a security is liquid if the Portfolio is able to sell the security at a fair price within a reasonable time. Liquidity generally is related to the market trading volume for a particular security. Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wider fluctuations in market value. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility. Also, the Portfolio may not be able to dispose of illiquid securities when that would be beneficial at a favorable time or price. Certain investments that were liquid when the Portfolio purchased them may become illiquid, sometimes abruptly.
  Management Risk. Portfolio performance is primarily dependent on IICO's skill in evaluating and managing the Portfolio's holdings. There can be no guarantee that its decisions will produce the desired results, and the Portfolio may not perform as well as other similar mutual funds.
  Market Risk. Markets can be volatile, and the Portfolio's holdings can decline in response to adverse issuer, political, regulatory, market or economic developments or conditions that may cause a broad market decline. Different parts of the market, including different sectors and different types of securities, can react differently to these developments. Since the financial crisis that started in 2008, the U.S. and many foreign economies continue to experience its after-effects, which have resulted, and may continue to result, in volatility in the financial markets, both U.S. and foreign. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Portfolio. These circumstances also have decreased liquidity in some markets and may continue to do so. In addition, certain events, such as natural disasters, terrorist attacks, war, and other geopolitical events, have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.
  Sector Risk. At times, the Portfolio may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Portfolio more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.
  Small Company Risk. Securities of small to micro-capitalization companies are subject to greater price volatility, lower trading volume and less liquidity due to, among other things, such companies' small size, limited product lines, limited access to financing sources and limited management depth. In addition, the frequency and volume of trading of such securities may be less than is typical of larger companies, making them subject to wider price fluctuations and such securities may be affected to a greater extent than other types of securities by the underperformance of a sector or during market downturns. In some cases, there could be difficulties in selling securities of small to micro-capitalization companies at the desired time.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the Portfolio's shares will change, and you could lose money on your investment.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The chart and table below provide some indication of the risks of investing in the Portfolio. The chart shows how performance has varied from year to year for Class II shares of the Portfolio. The table shows the average annual total returns for Class II shares of the Portfolio and also compares the Portfolio’s returns with those of two broad-based securities market indices and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Portfolio). The performance results do not reflect any Policy-related fees and expenses, which would reduce the performance results. No performance information is presented for the Portfolio’s Class I shares because the share class has not been in existence for a full calendar year. Once that class has a full calendar year of performance, it will be included in the table below.

Wall Street Associates, LLC served as the investment subadviser to the Portfolio until July 1, 2015. On July 1, 2015, Waddell & Reed Investment Management Company (WRIMCO) assumed direct investment management responsibilities for the Portfolio. On October 1, 2016, IICO, an affiliate of WRIMCO, became the Portfolio’s investment adviser.

Prior to April 30, 2012, the Portfolio’s investment objective was to seek long-term capital appreciation. Effective as of April 30, 2012, the Portfolio changed its investment objective to seeking to provide growth of capital.

		The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please call 800.777.6472 for the Portfolio’s updated performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below provide some indication of the risks of investing in the Portfolio. The chart shows how performance has varied from year to year for Class II shares of the Portfolio. The table shows the average annual total returns for Class II shares of the Portfolio and also compares the Portfolio’s returns with those of two broad-based securities market indices and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Portfolio).
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is presented for the Portfolio’s Class I shares because the share class has not been in existence for a full calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.777.6472
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Chart of Year-by-Year Returns as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance results do not reflect any Policy-related fees and expenses, which would reduce the performance results.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	In the period shown in the chart, the highest quarterly return was 29.37% (the second quarter of 2009) and the lowest quarterly return was -30.17% (the fourth quarter of 2008).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2016
Ivy VIP Micro Cap Growth | Class I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fees	rr_ManagementFeesOverAssets	0.95%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.14%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.09%	[1],[2]
1 Year	rr_ExpenseExampleYear01	$ 111
3 Years	rr_ExpenseExampleYear03	347
5 Years	rr_ExpenseExampleYear05	601
10 Years	rr_ExpenseExampleYear10	1,329
1 Year	rr_ExpenseExampleNoRedemptionYear01	111
3 Years	rr_ExpenseExampleNoRedemptionYear03	347
5 Years	rr_ExpenseExampleNoRedemptionYear05	601
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,329
Ivy VIP Micro Cap Growth | Class II
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.34%	[2]
1 Year	rr_ExpenseExampleYear01	$ 136
3 Years	rr_ExpenseExampleYear03	425
5 Years	rr_ExpenseExampleYear05	734
10 Years	rr_ExpenseExampleYear10	1,613
1 Year	rr_ExpenseExampleNoRedemptionYear01	136
3 Years	rr_ExpenseExampleNoRedemptionYear03	425
5 Years	rr_ExpenseExampleNoRedemptionYear05	734
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,613
2007	rr_AnnualReturn2007	6.49%
2008	rr_AnnualReturn2008	(48.04%)
2009	rr_AnnualReturn2009	41.29%
2010	rr_AnnualReturn2010	40.85%
2011	rr_AnnualReturn2011	(7.01%)
2012	rr_AnnualReturn2012	11.84%
2013	rr_AnnualReturn2013	57.28%
2014	rr_AnnualReturn2014	(1.74%)
2015	rr_AnnualReturn2015	(9.16%)
2016	rr_AnnualReturn2016	13.29%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.17%)
1 Year	rr_AverageAnnualReturnYear01	13.29%
5 Years	rr_AverageAnnualReturnYear05	12.21%
10 Years	rr_AverageAnnualReturnYear10	6.18%
Ivy VIP Micro Cap Growth | Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.32%
5 Years	rr_AverageAnnualReturnYear05	13.74%
10 Years	rr_AverageAnnualReturnYear10	7.76%
Ivy VIP Micro Cap Growth | Russell Microcap Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.79%
5 Years	rr_AverageAnnualReturnYear05	13.54%
10 Years	rr_AverageAnnualReturnYear10	5.31%
Ivy VIP Micro Cap Growth | Lipper Variable Annuity Small-Cap Growth Funds Universe Average (net of fees and expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.97%
5 Years	rr_AverageAnnualReturnYear05	12.46%
10 Years	rr_AverageAnnualReturnYear10	7.29%

[1]	The Portfolio began offering Class I shares on April 28, 2017.
[2]	Through April 30, 2018, Waddell & Reed Services Company (doing business as WI Services Company (WISC)), the Portfolio's transfer agent, has contractually agreed to reimburse sufficient shareholder servicing fees to ensure that the total annual ordinary portfolio operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) of the Class I shares are at all times equal to the total annual ordinary portfolio operating expenses of the Class II shares less 0.25%, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees.